UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL
TRUST

SMASH SERIES M FUND

FORM NQ
JULY 31, 2007

Notes to Schedule of Investments (unaudited)

Investments in SMASh Series M Portfolio, at value $16,899,468.

1. Organization and Significant Accounting Policies

SMASh Series M Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in SMASh Series M Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund. Prior to April 16, 2007, the Fund was a separate diversified investment fund of CitiFunds Institutional Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (63.4% at July 31, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1 (a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

SMASh Series M Portfolio

Schedule of Investments (unaudited)
July 31, 2007

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 96.6%
FNMA— 92.1%

	Federal National Mortgage Association (FNMA):
$7,600,000	5.500% due 8/20/22-8/14/37 (a)(b)	$7,359,623
10,300,000	5.000% due 8/20/22-8/14/37 (a)	9,727,361
6,000,000	6.000% due 8/14/37 (a)(b)	5,944,686
1,500,000	6.500% due 8/14/37 (a)(b)	1,515,234
	TOTAL FNMA	24,546,904
GNMA—4.5%

	Government National Mortgage Association (GNMA):
900,000	6.000% due 8/21/37 (a)(b)	898,734
300,000	6.500% due 8/21/37 (a)(b)	305,297
	TOTAL GNMA	1,204,031
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost— $25,676,821)	25,750,935
ASSET-BACKED SECURITIES — 17.3%
Automobiles — 0.4%
100,000	Superior Wholesale Inventory Financing Trust, Series 2007-AE1, Class A,
	5.420% due 1/15/12 (b) (c)	100,002
Home Equity — 14.8%
184,161	ACE Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (c)	183,684
45,071	AFC Home Equity Loan Trust, Series 2000-2, Class 2A, 5.620% due 6/25/30
	(b) (c)	45,047
10,002	Amortizing Residential Collateral Trust, Series 2002-BC1M, Class A, 5.600%
	due 1/1/32 (b) (c)	9,984
19,981	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3,
	Class A1, 5.860% due 11/15/31 (c)	19,959
51,190	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.630% due 1/25/33
	(b)(c)	51,208
187,892	Citigroup Mortgage Loan Trust Inc., Series 2007-SHL1, Class A, 5.720%
	due 11/25/46 (c) (d)	187,897
116,280	Countrywide Asset-Backed Certificates, Series 2002-BC1, Class A, 5.980%
	due 4/25/32 (b)(c)	116,327
200,000	FBR Securitization Trust, Series 2005-3, Class AV23, 5.580% due 10/25/35 (c)	199,868
200,000	Fremont Home Loan Trust, Series 2006-B, Class 2A2, 5.420% due 8/25/36
	(b)(c)	199,608
	GMAC Mortgage Corp. Loan Trust:
200,000	Series 2006-HE1, Class A, 5.530% due 11/25/36 (b)(c)	199,156
200,000	Series 2006-HE4, Class A1, 5.390% due 12/25/36 (b)(c)	198,119
194,312	GSAA Home Equity Trust, Series 2005-7, Class AV1, 5.430%
	due 5/25/35 (b)(c)	194,300
214,277	Indymac Residential Asset Backed Trust, Series 2006-C, Class 3A1, 5.360%
	due 8/25/36 (b)(c)	214,281
	IXIS Real Estate Capital Trust:
202,647	Series 2006-HE1, Class A1, 5.410% due 3/25/36 (b)(c)	202,649
86,088	Series 2006-HE2, Class A1, 5.380% due 8/25/36 (b)(c)	86,085
	Lehman XS Trust:
165,560	Series 2007-2N, Class 3A1, 5.410% due 2/25/37 (b)(c)	165,557
190,842	Series 2007-8H, Class A1, 5.450% due 6/25/37 (c)	190,842
205,048	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A,
	5.350% due 7/25/36 (b)(c)	205,029
	Morgan Stanley Mortgage Loan Trust:
119,800	Series 2006-12XS, Class A1, 5.440% due 10/25/36 (b)(c)	119,812
166,479	Series 2007-2AX, Class 2A1, 5.410% due 9/25/36 (b)(c)	166,542

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited)(continued)
July 31, 2007

Face
Amount	Security	Value
Home Equity — 14.8% (continued)
$187,335	Natixis Real Estate Capital Trust, Series 2007-HE2, Class A1, 5.450% due 7/25/37 (b)(c)	$187,242
131,580	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (b)(c)(d)	131,032
27,785	Renaissance Home Equity Loan Trust, Series 2003-1, Class A, 5.750% due 6/25/33 (b)(c)	27,782
74,553	SACO I Trust, Series 2005-WM3, Class A3, 5.670% due 9/25/35 (b)(c)	74,446
192,380	Securitized Asset Backed Receivables LLC, Series 2007-BR2, Class A2, 5.550% due 2/25/37 (b)(c)	191,808
189,547	SG Mortgage Securities Trust, Series 2007-NC1, Class A2, 5.560% due 12/25/36 (b)(c)	189,552
8,470	Southern Pacific Secured Assets Corp., Series 1998-2, Class A1, 5.660% due 7/25/29 (b)(c)	8,406
97,269	Structured Asset Securities Corp., Series 2007-TC1, Class A, 5.620% due 4/25/31 (c)(d)	97,274
85,235	Wachovia Asset Securitization Inc., Series 2002-HE2, Class A, 5.750% due 12/25/32 (b)(c)	85,297
	Total Home Equity	3,948,793
Student Loan — 2.1%
136,120	MSCC Heloc Trust, Series 2005-1, Class A, 5.510% due 7/25/17 (b)(c)	135,904
189,193	Nelnet Student Loan Trust, Series 2005-2, Class A2, 5.370% due 12/22/14 (b)(c)	189,192
228,579	SLM Student Loan Trust, Series 2006-05, Class A2, 5.350% due 7/25/17 (b)(c)	228,698
	Total Student Loan	553,794
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $4,596,961)	4,602,589
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.7%
68,723	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, 4.723%
	due 1/25/36 (b)(c)	68,416
150,512	American Home Mortgage Assets, Series 2006-2, Class 2A1, 5.510%
	due 9/25/46 (b)(c)	150,814
300,000	Banc of America Commercial Mortgage Inc., Series 2006-4, Class A4,
	5.634% due 7/10/46 (b)	294,199
151,739	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.654%
	due 6/20/35 (b)(c)	152,648
203,310	Chevy Chase Mortgage Funding Corp., Series 2004-1A, Class A1,
	5.600% due 1/25/35 (c)(d)	203,387
	Countrywide Alternative Loan Trust:
182,580	Series 2005-17, Class 2A1, 5.734% due 7/25/35 (c)	182,809
154,073	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (c)	153,996
72,062	Series 2006-OA02, Class A5, 5.550% due 5/20/46 (b)(c)	72,101
190,884	Series 2007-OA02, Class 2A1, 5.450% due 3/25/47 (c)	190,817
58,912	Countrywide Home Loans, Series 2006-3, Class 2A1, 5.570%
	due 3/25/36 (b)(c)	59,110
199,979	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 2001-28, Class 1A1, 5.970% due 11/25/31 (b)(c)	201,291
86,935	Granite Mortgages PLC, Series 2003-1, Class 1A2, 5.550%
	due 1/20/20 (c)(d)	86,928
	GSMPS Mortgage Loan Trust:
340,354	Series 2005-RP2, Class 1AF, 5.670% due 3/25/35 (c)(d)	339,255
194,150	Series 2005-RP3, Class 1AF, 5.670% due 9/25/35 (c)(d)	195,105
197,012	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1,
	5.540% due 7/19/47 (c)	196,673
188,498	IMPAC Secured Assets Corp., Series 2005-02, Class A1, 5.639%
	due 3/25/36 (c)	189,091

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited)(continued)
July 31, 2007

Face
Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.7%
$105,535	Indymac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A,
	5.620% due 8/25/35 (b)(c)	$105,805
	Lehman XS Trust:
214,488	Series 2005-5N, Class 1A1, 5.620% due 11/25/35 (b)(c)	214,999
166,695	Series 2005-5N, Class 3A1A, 5.620% due 11/25/35 (b)(c)	167,057
187,819	Series 2006-2N, Class 1A1, 5.580% due 2/25/46 (b)(c)	188,353
91,859	Luminent Mortgage Trust, Series 2006-7, Class 2A1, 5.490%
	due 12/25/36 (b)(c)	91,800
200,000	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 22A4,
	5.620% due 5/25/47 (b)(c)	200,730
193,438	Residential Accredit Loans Inc., Series 2007-QO1, Class A1, 5.470%
	due 2/25/37 (b)(c)	193,101
122,252	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS,
	Class 1A1, 5.640% due 10/25/35 (b)(c)	122,771
	Thornburg Mortgage Securities Trust:
250,816	Series 2005-03, Class A3, 5.580% due 10/25/35 (b)(c)	250,892
356,287	Series 2006-01, Class A3, 5.490% due 1/25/36 (b)(c)	356,028
	Washington Mutual Inc.:
93,918	Series 2005-AR1, Class A2A3, 5.720% due 1/25/45 (b)(c)	94,263
209,936	Series 2005-AR17, Class A1A1, 5.776% due 12/25/45 (c)	210,557
196,441	Series 2005-AR9, Class A1A, 5.640% due 7/25/45 (c)	196,837
112,615	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450%
	due 8/25/36 (b)(c)	112,574
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $5,226,876)	5,242,407
CORPORATE BOND & NOTE — 0.1%
Airlines — 0.1%
43,326	Delta Air Lines Inc., Pass-Through Certificates, Series 01-1, 6.619%
	due 3/18/11 (b)
	(Cost - $44,138)	43,770

Contracts
PURCHASED OPTIONS — 0.2%
60,000	Eurodollar Futures, Call @ $94.00, expires 9/17/07	43,500
60,000	Eurodollar Futures, Call @ $94.63, expires 9/17/07	5,700
	TOTAL PURCHASED OPTIONS
	(Cost — $53,053)	49,200
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $35,597,849)	35,688,901
Face
Amount
SHORT-TERM INVESTMENTS — 56.0%
U.S. Government Agency — 0.2%
$67,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.196% -
	5.203% due 3/17/08 (e)(f)
	(Cost - $64,861)	64,897
Repurchase Agreement — 55.8%
14,869,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement, dated
	7/31/07, 5.220% due 8/1/07; Proceeds at maturity - $14,871,156; (Fully
	collateralized by U.S. government agency obligation, 5.250% due 8/5/09;
	Market value - $15,166,380)
	(Cost - $14,869,000) (b)	14,869,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $14,933,861)	14,933,897
	TOTAL INVESTMENTS — 189.9% (Cost — $50,531,710#)	50,622,798

	Liabilities in Excess of Other Assets — (89.9)%	$(23,967,181)
	TOTAL NET ASSETS — 100.0%	$26,655,617

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited)(continued)
July 31, 2007

(a)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).
(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, foreign currency contracts, swap contracts and TBA's.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: MASTR - Mortgage Asset Securitization Transactions Inc.

Schedule of Options Written
		Expiration	Strike
Contracts	Security	Date	Price	Value
2	Eurodollar Futures, Call	9/17/07	$95.00	$63
3	Eurodollar Futures, Call	3/17/08	95.00	1,837
100,000	Swaption, CDX North America Crossover Index, Put	8/20/07	105.00	2,908
4	U.S. Treasury Bonds 30 Year Futures, Call	7/27/07	109.00	0
2	U.S. Treasury Bonds Futures, Call	8/24/07	108.00	4,531
5	U.S. Treasury Bonds Futures, Call	8/24/07	109.00	7,266
2	U.S. Treasury Bonds Futures, Call	8/24/07	111.00	1,063
4	U.S. Treasury Bonds Futures, Call	8/24/07	112.00	1,125
1	U.S. Treasury Bonds Futures, Call	8/24/07	114.00	78
5	U.S. Treasury Bonds Futures, Call	11/20/07	111.00	7,578
10	U.S. Treasury Bonds Futures, Put	8/24/07	105.00	312
2	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	107.00	1,281
4	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	108.00	1,500
4	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	107.00	5,063
10	U.S. Treasury Notes 10 Year Futures, Call	11/20/07	108.00	9,687
4	U.S. Treasury Notes 10 Year Futures, Put	7/27/07	104.00	0
3	U.S. Treasury Notes 10 Year Futures, Put	8/24/07	103.00	47
1	U.S. Treasury Notes 10 Year Futures, Put	8/24/07	107.00	423
4	U.S. Treasury Notes 10 Year Futures, Put	11/20/07	103.00	687
	TOTAL OPTIONS WRITTEN			$45,449
	(Premiums received - $26,963)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”) is a separate diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as" variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Written Option. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to

Notes to Schedule of Investments (unaudited) (continued)

purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs..

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Swaptions. The Portfolio may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolio enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Portfolio bears the market risk arising from any change in index values or interest rates.

(h) Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle at a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$115,219
Gross unrealized depreciation	(24,131)
Net unrealized appreciation	$91,088

At July 31, 2007, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis Value	Market	Unrealized
	Contracts	Date		Value	Gain (Loss)
Contracts to Buy:
Euro	43	3/08	10,186,315	10,218,950	32,635
U.S. Treasury Bond	6	9/07	$652,718	$660,375	$7,657
U.S. Treasury 5 Year Notes	20	9/07	2,103,537	2,109,375	5,838
					46,130

Contracts to Sell:
U.S. Treasury 10 Year Notes	3	9/07	$321,688	$322,266	$(578)
Net Unrealized Gain on Open Futures Contracts					$45,552

At July 31, 2007, the Portfolio held TBA securities with a total cost of $25,676,821.

During the period ended July 31, 2007, written option transactions for the Portfolio were as follows:

	Number of	Premiums
	Contracts	Received
Options written, outstanding	-	-
Options written	100,153	$62,629
Options Closed	(53)	(25,094)
Options Expired	(30)	(10,572)
Options written, outstanding July 31, 2007	100,070	$26,963

At July 31, 2007, the Portfolio had the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.

Notes to Schedule of Investments (unaudited) (continued)

Effective Date:	7/11/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,500,000
Termination Date:	6/20/12
Unrealized Depreciation	$ (34,049)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	6/27/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Termination Date:	6/20/12
Unrealized Depreciation	$(28,436)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	8/16/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Termination Date:	6/20/12
Unrealized Depreciation	$(18,731)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	7/25/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Termination Date:	6/20/12
Unrealized Depreciation	$(10,681)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	7/10/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$500,000
Termination Date:	6/20/12
Unrealized Depreciation	$(12,453)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date September 26, 2007

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date September 26, 2007